Income tax and deferred tax (Details 1) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Tax loss carryforward	$ 16,541	$ 0	$ 728
Trade receivables and other receivables	1,437	4,350	3,970
Trade payables and other payables	1,709	2,340	1,991
Salaries and social security taxes payable	782	1,037	750
Benefit plans	202	34	226
Tax liabilities	43	49	56
Provisions	2,265	3,148	2,404
Deferred tax asset	22,979	10,958	10,125
Property, plant and equipment	(114,719)	(99,315)	(68,732)
Financial assets at fair value through profit or loss	(1,755)	(745)	(877)
Borrowings	(198)	(2)	(6)
Tax inflation adjustment	(17,215)	(7,199)	(10,199)
Deferred tax liability	(133,887)	(107,261)	(79,814)
Net deferred tax liabilities	(110,908)	(96,303)	$ (69,689)
Result fromexposure to inflation [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	0	(245)
Trade receivables and other receivables	(2,117)	(1,338)
Trade payables and other payables	(1,139)	(672)
Salaries and social security taxes payable	(505)	(253)
Benefit plans	(17)	(76)
Tax liabilities	(24)	(19)
Provisions	(1,532)	(810)
Deferred tax asset	(5,334)	(3,413)
Property, plant and equipment	48,330	23,178
Financial assets at fair value through profit or loss	363	296
Borrowings	1	2
Tax inflation adjustment	3,503	3,440
Deferred tax liability	52,197	26,916
Net deferred tax liabilities	46,863	23,503
Charged to profit and loss member
IfrsStatementLineItems [Line Items]
Tax loss carryforward	16,541	(483)
Trade receivables and other receivables	(796)	1,718
Trade payables and other payables	508	1,021
Salaries and social security taxes payable	250	540
Benefit plans	(44)	21
Tax liabilities	18	12
Provisions	649	1,554
Deferred tax asset	17,126	4,383
Property, plant and equipment	(63,734)	(53,761)
Financial assets at fair value through profit or loss	(1,373)	(164)
Borrowings	(197)	2
Tax inflation adjustment	(13,519)	(440)
Deferred tax liability	(78,823)	(54,363)
Net deferred tax liabilities	(61,697)	(49,980)
Charged to other comprehensive income member
IfrsStatementLineItems [Line Items]
Tax loss carryforward	0	0
Trade receivables and other receivables	0	0
Trade payables and other payables	0	0
Salaries and social security taxes payable	0	0
Benefit plans	229	(137)
Tax liabilities	0
Provisions	0	0
Deferred tax asset	229	(137)
Property, plant and equipment	0
Financial assets at fair value through profit or loss	0
Borrowings	0	0
Tax inflation adjustment	0	0
Deferred tax liability	0	0
Net deferred tax liabilities	$ 229	$ (137)